Allowance for expected credit losses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of allowance for expected credit losses [Abstract]
Disclosure of impairment allowances	The Group’s total expected credit loss allowances were as follows:

	At 31 December 2025					At 31 December 2024
Allowance for expected credit losses	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	1	–	–	–	1	1	–	–	–	1
UK mortgages	51	207	309	159	726	53	273	335	187	848
Credit cards	145	248	121	–	514	149	297	133	–	579
Other	368	343	226	–	937	329	326	227	–	882
Retail	564	798	656	159	2,177	531	896	695	187	2,309
Commercial Banking	173	279	382	–	834	205	264	413	–	882
Other	–	–	–	–	–	–	–	–	–	–
Loans and advances to customers	737	1,077	1,038	159	3,011	736	1,160	1,108	187	3,191
Debt securities	4	–	1	–	5	3	–	1	–	4
Financial assets at amortised cost	742	1,077	1,039	159	3,017	740	1,160	1,109	187	3,196
Other assets	6	–	8	–	14	7	–	8	–	15
Provisions in relation to loan commitments and financial guarantees	113	83	1	–	197	142	126	2	–	270
Total	861	1,160	1,048	159	3,228	889	1,286	1,119	187	3,481
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	–	–	–	3	4	–	–	–	4

Disclosure of Detailed Information about Allowance for Expected Credit Losses

Critical judgements:	Determining an appropriate definition of default against which a probability of default, exposure at default and loss given default parameter can be evaluated
Establishing the criteria for a significant increase in credit risk (SICR)

The individual assessment of material cases and the use of judgemental adjustments made to impairment modelling processes that adjust inputs, parameters and outputs to reflect risks not captured by models

Key source of estimation uncertainty:
Base case and multiple economic scenarios (MES) assumptions, including the rate of unemployment and the rate of change of house prices, required for creation of MES scenarios and forward-looking credit parameters

Disclosure of Detailed Information about Significant Increase in Credit Risk

RMS grade	1	2	3	4	5	6	7	8	9	10	11	12	13	14
PD boundary[1] (%)	0.10	0.40	0.80	1.20	2.50	4.50	7.50	10.00	14.00	20.00	30.00	45.00	99.99	100.00

Disclosure of Detailed Information about ECL Sensitivity to Economic Assumptions	The table below analyses total ECL allowances by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of judgemental adjustments.

	At 31 December 2025				At 31 December 2024
	Modelled ECL £m	Individually assessed £m	Judgemental adjustments £m	Total £m	Modelled ECL £m	Individually assessed £m	Judgemental adjustments £m	Total £m
UK mortgages	623	–	108	731	720	–	132	852
Credit cards	540	–	63	603	681	–	(7)	674
Other Retail	916	–	75	991	860	–	90	950
Commercial Banking	555	355	(22)	888	894	354	(259)	989
Other	15	–	–	15	16	–	–	16
Total	2,649	355	224	3,228	3,171	354	(44)	3,481
The following table shows the Group’s ECL for the probability-weighted, upside, base case, downside and severe downside scenarios. The stage allocation for an asset is based on the overall probability-weighted probability of default and hence the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments is held constant reflecting the basis on which they are evaluated. Judgemental adjustments applied through changes to model inputs or parameters, or more qualitative post model adjustments, are apportioned across the scenarios in proportion to modelled ECL where this better reflects the sensitivity of these adjustments to each scenario. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift on a statutory basis being £366 million compared to £445 million at
31 December 2024.

	At 31 December 2025					At 31 December 2024
	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m
UK mortgages	731	341	510	937	1,943	852	345	567	1,064	2,596
Credit cards	603	498	579	674	777	674	518	641	773	945
Other Retail	991	922	969	1,036	1,126	950	843	923	1,010	1,172
Commercial Banking	888	690	789	1,010	1,414	989	745	889	1,125	1,608
Other	15	15	15	15	15	16	16	16	16	17
ECL allowance	3,228	2,466	2,862	3,672	5,275	3,481	2,467	3,036	3,988	6,338
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first 10 quarters of all four scenarios. A more immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime probability of defaults.

	At 31 December 2025		At 31 December 2024[1]
	1pp increase in unemployment £m	1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m
UK mortgages	11	(11)	13	(12)
Credit cards	54	(53)	54	(53)
Other Retail	25	(25)	23	(24)
Commercial Banking	58	(48)	113	(82)
ECL impact	148	(137)	203	(171)
[1]For 2025, impacts are assessed as changes to probability-weighted modelled ECL inclusive of the impacts upon staging of assets, excluding post model adjustments. The comparative period has been represented on a consistent basis.
The table below shows the impact on the Group’s ECL in respect of UK mortgages of an increase or decrease in loss given default for a
10 percentage point increase or decrease in HPI. The increase or decrease is presented based on the adjustment phased evenly over the first
10 quarters of all four scenarios.

	At 31 December 2025		At 31 December 2024[1]
	10pp increase in HPI £m	10pp decrease in HPI £m	10pp increase in HPI £m	10pp decrease in HPI £m
ECL impact	(172)	261	(207)	312
[1]For 2025, impacts are assessed as changes to probability-weighted modelled ECL inclusive of the impacts upon staging of assets, excluding post model adjustments. The comparative period has been represented on a consistent basis.

Disclosure of Detailed Information about Total Impact on ECL per Scenario

At 31 December 2025	2025%	2026%	2027%	2028%	2029%	2025 to 2029 average %	Start to peak %	Start to trough %
Upside
Gross domestic product growth	1.4	2.0	2.3	1.6	1.6	1.8	9.4	0.7
Unemployment rate	4.8	4.2	3.2	3.1	3.2	3.7	5.1	3.0
House price growth	0.8	3.5	7.1	6.9	6.0	4.8	26.4	(0.1)
Commercial real estate price growth	1.2	7.9	4.9	1.7	0.8	3.2	17.3	0.6
UK Bank Rate	4.13	3.94	4.59	5.07	5.33	4.61	5.39	3.75
CPI inflation	3.4	2.6	2.4	2.8	3.1	2.9	3.8	2.1
Base case
Gross domestic product growth	1.4	1.2	1.4	1.5	1.6	1.4	7.6	0.7
Unemployment rate	4.8	5.2	4.8	4.6	4.5	4.8	5.3	4.5
House price growth	0.8	1.6	1.9	2.2	3.1	1.9	9.8	(0.1)
Commercial real estate price growth	1.2	0.6	1.7	0.5	0.2	0.9	4.4	0.6
UK Bank Rate	4.13	3.44	3.25	3.44	3.50	3.55	4.50	3.25
CPI inflation	3.4	2.6	2.2	2.2	2.3	2.6	3.8	2.1
Downside
Gross domestic product growth	1.4	(0.3)	(0.5)	1.1	1.6	0.7	3.6	0.1
Unemployment rate	4.8	6.6	7.5	7.4	7.0	6.7	7.6	4.5
House price growth	0.8	(0.2)	(4.7)	(5.7)	(2.8)	(2.6)	0.9	(12.2)
Commercial real estate price growth	1.2	(7.1)	(4.2)	(2.7)	(2.3)	(3.1)	1.3	(14.4)
UK Bank Rate	4.13	2.74	1.09	0.75	0.52	1.85	4.50	0.45
CPI inflation	3.4	2.6	2.0	1.4	1.0	2.1	3.8	0.8
Severe downside
Gross domestic product growth	1.4	(1.9)	(1.8)	0.7	1.4	0.0	1.3	(2.8)
Unemployment rate	4.8	8.3	10.2	9.9	9.4	8.5	10.3	4.5
House price growth	0.8	(1.2)	(11.1)	(12.2)	(7.8)	(6.5)	0.8	(28.4)
Commercial real estate price growth	1.2	(17.4)	(9.8)	(7.4)	(5.4)	(8.0)	1.3	(34.0)
UK Bank Rate	4.13	1.91	0.10	0.03	0.01	1.24	4.50	0.01
CPI inflation	3.4	2.6	1.7	0.5	(0.4)	1.6	3.8	(0.7)
Probability-weighted
Gross domestic product growth	1.4	0.7	0.8	1.3	1.6	1.2	6.1	0.7
Unemployment rate	4.8	5.6	5.7	5.5	5.4	5.4	5.8	4.5
House price growth	0.8	1.3	0.2	(0.2)	1.1	0.6	2.8	(0.1)
Commercial real estate price growth	1.2	(1.3)	(0.3)	(0.9)	(0.9)	(0.4)	1.3	(2.6)
UK Bank Rate	4.13	3.23	2.69	2.78	2.81	3.13	4.50	2.64
CPI inflation	3.4	2.6	2.2	2.0	1.9	2.4	3.8	1.8

Base case scenario by quarter[1] At 31 December 2025	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%	First quarter 2026%	Second quarter 2026%	Third quarter 2026%	Fourth quarter 2026%
Gross domestic product growth	0.7	0.3	0.1	0.3	0.3	0.3	0.4	0.4
Unemployment rate	4.5	4.7	5.0	5.1	5.3	5.3	5.2	5.1
House price growth	2.9	2.7	1.3	0.8	1.3	1.6	1.6	1.6
Commercial real estate price growth	2.5	2.6	2.6	1.2	0.5	0.2	0.1	0.6
UK Bank Rate	4.50	4.25	4.00	3.75	3.75	3.50	3.25	3.25
CPI inflation	2.8	3.5	3.8	3.7	3.3	2.6	2.2	2.2
1Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.
Note 21: Allowance for expected credit losses continued

At 31 December 2024	2024%	2025%	2026%	2027%	2028%	2024 to 2028 average %	Start to peak %	Start to trough %
Upside
Gross domestic product growth	0.8	1.9	2.2	1.5	1.4	1.6	8.9	0.7
Unemployment rate	4.3	3.5	2.8	2.7	2.8	3.2	4.4	2.7
House price growth	3.4	3.7	6.5	6.6	5.4	5.1	28.2	0.4
Commercial real estate price growth	0.7	7.8	6.7	3.2	0.5	3.7	20.0	(0.8)
UK Bank Rate	5.06	4.71	5.02	5.19	5.42	5.08	5.50	4.50
CPI inflation	2.6	2.8	2.6	2.9	3.0	2.8	3.5	2.0
Base case
Gross domestic product growth	0.8	1.0	1.4	1.5	1.5	1.2	7.0	0.7
Unemployment rate	4.3	4.7	4.7	4.5	4.5	4.5	4.8	4.2
House price growth	3.4	2.1	1.0	1.4	2.4	2.0	10.5	0.4
Commercial real estate price growth	0.7	0.3	2.5	1.9	0.0	1.1	5.4	(0.8)
UK Bank Rate	5.06	4.19	3.63	3.50	3.50	3.98	5.25	3.50
CPI inflation	2.6	2.8	2.4	2.4	2.2	2.5	3.5	2.0
Downside
Gross domestic product growth	0.8	(0.5)	(0.4)	1.0	1.5	0.5	3.2	0.0
Unemployment rate	4.3	6.0	7.4	7.4	7.1	6.4	7.5	4.2
House price growth	3.4	0.6	(5.5)	(6.6)	(3.4)	(2.4)	4.0	(11.4)
Commercial real estate price growth	0.7	(7.8)	(3.1)	(0.9)	(2.3)	(2.7)	0.7	(12.9)
UK Bank Rate	5.06	3.53	1.56	0.96	0.68	2.36	5.25	0.59
CPI inflation	2.6	2.8	2.3	1.8	1.2	2.1	3.5	0.9
Severe downside
Gross domestic product growth	0.8	(1.9)	(1.5)	0.7	1.3	(0.1)	1.2	(2.4)
Unemployment rate	4.3	7.7	10.0	10.0	9.7	8.4	10.2	4.2
House price growth	3.4	(0.8)	(12.4)	(13.6)	(8.8)	(6.7)	3.4	(29.2)
Commercial real estate price growth	0.7	(17.4)	(8.5)	(5.5)	(5.7)	(7.5)	0.7	(32.3)
UK Bank Rate – modelled	5.06	2.68	0.28	0.08	0.02	1.62	5.25	0.02
UK Bank Rate – adjusted[1]	5.06	4.03	2.70	2.23	1.95	3.19	5.25	1.88
CPI inflation – modelled	2.6	2.8	1.9	1.0	0.1	1.7	3.5	(0.2)
CPI inflation – adjusted[1]	2.6	3.6	2.1	1.4	0.8	2.1	3.9	0.7
Probability-weighted
Gross domestic product growth	0.8	0.5	0.8	1.2	1.4	1.0	5.7	0.7
Unemployment rate	4.3	5.0	5.5	5.4	5.3	5.1	5.5	4.2
House price growth	3.4	1.8	(0.7)	(1.0)	0.4	0.8	5.3	0.4
Commercial real estate price growth	0.7	(1.7)	1.0	0.7	(1.1)	(0.1)	0.7	(1.3)
UK Bank Rate – modelled	5.06	4.00	3.09	2.90	2.88	3.59	5.25	2.88
UK Bank Rate – adjusted[1]	5.06	4.13	3.33	3.12	3.08	3.74	5.25	3.06
CPI inflation – modelled	2.6	2.8	2.4	2.2	1.9	2.4	3.5	1.8
CPI inflation – adjusted[1]	2.6	2.9	2.4	2.3	2.0	2.4	3.5	1.9
1The adjustment to UK Bank Rate and CPI inflation in the severe downside was considered to better reflect the risks around the Group’s base case view in an economic environment where the risks of supply and demand shocks are more balanced.

Base case scenario by quarter[1] At 31 December 2024	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%
Gross domestic product growth	0.7	0.4	0.0	0.1	0.2	0.3	0.3	0.3
Unemployment rate	4.3	4.2	4.3	4.4	4.5	4.6	4.7	4.8
House price growth	0.4	1.8	4.6	3.4	3.6	4.0	3.0	2.1
Commercial real estate price growth	(5.3)	(4.7)	(2.8)	0.7	1.8	1.4	0.9	0.3
UK Bank Rate	5.25	5.25	5.00	4.75	4.50	4.25	4.00	4.00
CPI inflation	3.5	2.1	2.0	2.5	2.4	3.0	2.9	2.7
1Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

Disclosure Of Climate High Risk Areas

Assessment	Nature of risk assessed	Portfolios assessed	ECL impact At 31 December 2025	ECL impact At 31 December 2024
Macroeconomic impact from climate scenario	Scenario risk – macro level	Retail	< £10 million	< £5 million
Sector level impacts from climate scenario	Scenario risk – sector level	Commercial Banking (excluding Business Banking)	< £15 million	< £15 million
Retrofitting cost to meet EPC regulation	Transition risk	UK mortgages	< £10 million	< £10 million
Flood risk	Physical risk	UK mortgages	< £5 million	< £5 million